SEGMENT REPORTING (Schedule of Revenues by Product Groups) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Total gross revenues	$ 916,391	$ 883,549	$ 702,882
Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	118,109	107,922	145,654
E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	577,684	474,810	244,344
Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	165,437	249,862	294,484
Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	29,602	29,582	3,235
Other Value Added Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	25,559	21,373	15,165
Other Product Group [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	643	2,410	2,463
Other Product Group [Member] | E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	312,101	156,198	50
Other Product Group [Member] | Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	6,878	9,426	308
Research Services [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	22,959	21,540	19,019
Research Services [Member] | Other Value Added Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	25,559	21,373	15,165
New Home [Member] | E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	265,583	318,612	244,294
New Home [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	144,631	219,057	260,333
New Home [Member] | Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	22,724	20,156	2,927
Secondary And Rental Properties [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	94,507	83,972	124,172
Secondary And Rental Properties [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	1,635	2,498	1,093
Home Furnishing And Improvement [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	$ 19,171	$ 28,307	$ 33,058